QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Feb. 28, 2014
Quarterly Financial Information Tables
Summary of quarterly financial information

Summarized quarterly financial information for the years ended February 28, 2014 and 2013 is as follows:

	First	Second	Third	Fourth	Fiscal Year
Fiscal 2014 quarter:
Total revenues	5,865,564	7,592,735	6,425,887	6,806,532	26,690,718
Operating loss	(6,014,403)	(3,360,367)	(5,259,979)	(7,682,790)	(22,317,539)
Net loss	(6,015,204)	(3,374,255)	(5,278,975)	(7,586,355)	(22,254,789)
Basic and diluted	(0.05)	(0.03)	(0.04)	(0.05)	(0.16)

Fiscal 2013 quarter:
Total revenues	5,078,351	6,189,220	7,433,051	7,509,480	26,210,101
Operating loss	(4,944,918)	(7,160,379)	(41,005,388)	(10,482,483)	(63,593,168)
Net loss	(4,942,273)	(2,299,598)	(33,706,071)	(7,889,353)	(48,837,295)
Basic and diluted	(0.05)	(0.02)	(0.31)	(0.07)	(0.47)